Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies [Abstract]
2018	$ 1,366
2019	1,128
2020	960
2021	935
2022	914
2023 and thereafter	946
Total future lease payments	$ 6,249